Inventories, Net	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories, net

Note 6 – Inventories, net

	As of December 31,	As of December 31,
	2021	2020
Finished goods	$11,443,135	$2,230,580
Work in process	1,481,664	31,303,333
Raw materials	21,616,348	28,370,424
	34,541,147	61,904,337
Less: inventory write-down	(27,403,609)	(58,059,246)
Inventories, net	$7,137,538	$3,845,091

During the years ended December 31, 2021, 2020 and 2019, the Company recorded write-down for the potentially obsolete, slow-moving inventories and lower of cost or market adjustment of $2,233,452, $3,644,243 and $6,341,957 in cost of revenues, respectively.